INCOME TAX (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 239,032	$ (1,261,005)
Paycheck Protection Program Loan Forgiveness	(722,726)
Other-net	(21,690)	(16,158)
Adjusted pre-tax income (loss)	$ (505,384)	$ (1,277,163)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$ (106,131)	$ (268,204)
State deferred income taxes (benefit)	(51,000)	(108,000)
Other-net	(1,869)	21,204
Income tax provision (benefit)	$ (159,000)	$ (355,000)